Provision for Credit Losses	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Provision for Credit Losses	Provision for Credit Losses
    The Company does business with most major international pharmaceutical companies. Provision for credit losses at December 31, 2020 and provision for doubtful debts at December 31, 2019 comprises:

	December 31, 2020	December 31, 2019
	(in thousands)
Opening provision	$7,380	$8,889
Amounts used during the year	(2,561)	—
Amounts provided during the year	2,692	1,691
Amounts released during the year	(510)	(3,226)
Foreign exchange	148	26
Closing provision	$7,149	$7,380